OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Mark-to-market swaps valuation:
Other creditors	$ 16,064	$ 7,910
Deferred revenue	9,949	7,720
Partnership Guarantee (note 25)	1,502	1,772
Deferred credits from finance lease transactions (note 23)	625	625
Other current liabilities	99,871	55,703
Accrued withholding and payroll taxes, current	16,100	7,600
Interest Rate Swap
Mark-to-market swaps valuation:
Mark-to-market interest rate swaps valuation (note 24)	70,188	36,167
Preferred Stock
Mark-to-market swaps valuation:
Preferred units dividend payable (note 28)	$ 1,543	$ 1,509